DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

NanoVibronix, Inc. (the “Company”), a Delaware corporation, commenced operations on October 20, 2003 and is a medical device company focusing on noninvasive biological response-activating devices that target wound healing and pain therapy and can be administered at home without the assistance of medical professionals.

The Company’s principal research and development activities are conducted in Israel through its wholly owned subsidiary, NanoVibronix (Israel 2003) Ltd., a company registered in Israel, which commenced operations in October 2003.

NOTE 1 - DESCRIPTION OF BUSINESS

NanoVibronix, Inc. (the “Company”), a Delaware corporation, commenced operations on October 20, 2003, and is a medical device company focusing on non-invasive biological response-activating devices that target wound healing and pain therapy and can be administered at home, without the assistance of medical professionals.

The Company’s principal research and development activities are conducted in Israel through its wholly-owned subsidiary, NanoVibronix Ltd., a company registered in Israel, which commenced operations in October 2003.